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                                SEIX FUNDS, INC.


                    SEIX LIMITED DURATION FUND CLASS I SHARES


     The Seix Limited Duration Fund (the "Portfolio") is a diversified investment portfolio of Seix Funds, Inc. (the "Fund"), an open-end management investment company.


     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of the disclosure in this prospectus. Any representation to the contrary is a criminal offense.


                 THE DATE OF THIS PROSPECTUS IS DECEMBER 1, 2001


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                                TABLE OF CONTENTS
                                                                   PAGE
    RISK/RETURN SUMMARY                                             1
    PRINCIPAL INVESTMENT RISKS                                      2
    RISK/RETURN SUMMARY: FEE TABLE                                  3
    FUND MANAGEMENT                                                 4
    PURCHASE OF SHARES                                              4
    REDEMPTION OF SHARES                                            5
    ADDITIONAL INFORMATION                                          6
    APPENDIX A: DESCRIPTION OF INVESTMENTS                          8

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                               RISK/RETURN SUMMARY

          The following is a summary of certain key information about the Portfolio, including its investment objective, principal investment strategies and principal investment risks. A more detailed description of certain allowable investments are included in Appendix A.


INVESTMENT OBJECTIVE: The Portfolio's investment objective is to provide investors with a high level of current income, while preserving liquidity and principal. The Portfolio's investment objective may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES: The Portfolio seeks to achieve its objective primarily through investments in U.S. dollar-denominated fixed-income securities, including corporate, mortgage and asset-backed securities of U.S. and foreign governments, banks and companies. The Portfolio is not a money market fund and does not seek to maintain a constant $1.00 per share net asset value.

INVESTMENT MANAGEMENT APPROACH: Seix Investment Advisors, Inc. (the "Investment Adviser") uses multiple systems and analytical techniques which it developed internally, to attempt to identify value and adequately control risk. The Investment Adviser will manage the Portfolio based upon the following criteria:

PORTFOLIO CONSTRUCTION: In deciding which securities to buy and sell, the portfolio managers will emphasize securities that are within the targeted segment of the U.S. dollar-denominated, fixed-income securities markets. The Investment Adviser generally will focus on investments that it perceives as meeting the following criteria:

-    companies that have good business prospects and credit strength
-    companies that have stable cash flows and effective management

DURATION/MATURITY: Duration measures the expected life of a debt security on a present value basis. In general, duration rises with maturity, therefore the greater the duration of a bond, the greater its percentage volatility. The Portfolio will be managed such that all securities held in the Portfolio have interest rate durations of less than 180 days.

CREDIT QUALITY: The Portfolio invests in securities rated A- or A3 or better by a nationally recognized statistical rating organization ("NRSRO"). If the security is unrated, it must meet, in the judgment of the Investment Adviser, comparable credit quality standards. The Portfolio will maintain an average credit quality of AA or Aa.

PRINCIPAL INVESTMENTS: The Portfolio will invest in obligations issued or guaranteed by the U.S. Government, obligations of domestic banks, obligations backed by the full faith and credit of the U.S., obligations issued or guaranteed by U.S. Government Agencies and government-sponsored enterprises (GSE's), corporate obligations, asset-backed securities (ABS), mortgage-backed securities (MBS) and yankee obligations.

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                           PRINCIPAL INVESTMENT RISKS

A loss of money on your investment in the Portfolio, or the under-performance of the Portfolio relative to other investments could occur due to certain risks. In general, the greater the risk, the greater the possibility of losing money. The possibility exists that the investment decisions made by the portfolio managers of the Portfolio will not accomplish what they are designed to achieve. No assurance can be given that the Portfolio's investment objective will be achieved. The Portfolio is not a money market fund and does not seek to maintain a constant $1.00 per share net asset value. For more information about these and other types of risks to the Portfolio, see the Statement of Additional Information.

The principal risks associated with the Portfolio's investment policies and strategies are as follows:

INTEREST RATE       Investing in debt securities will subject the Portfolio to
RISK:               the risk that the market value of the debt securities will decline because of rising interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

CREDIT RISK:        Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

PREPAYMENT          The Portfolio may invest in mortgage-backed securities,
RISK:               which can be paid off early if the owners of the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Portfolio will be forced to reinvest this money at lower yields.

FOREIGN             Foreign securities risk involves the possibility that prices
SECURITIES          of foreign securities may decline due to unfavorable foreign
RISK                government actions, political, economic or market
                    instability or the absence of accurate information about foreign companies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.

PORTFOLIO           The Investment Adviser may engage in short-term and frequent
TURNOVER            trading of portfolio securities without regard to the effect on portfolio turnover. High portfolio turnover will result in higher transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Portfolio.

BECAUSE THE PORTFOLIO HAS NOT BEEN IN OPERATION FOR A FULL CALENDAR YEAR, PERFORMANCE INFORMATION IS NOT INCLUDED IN THIS PROSPECTUS.

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                         RISK/RETURN SUMMARY: FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Portfolio.

-------------------------------------------------------------------------
SHAREHOLDER FEES
(Fees Paid Directly From Your Investment)
-------------------------------------------------------------------------
Sales Loads                                                      None
Redemption Fees                                                  None
Exchange Fee                                                     None
ANNUAL FUND OPERATING EXPENSES
(Expenses Deducted From Fund Assets)
Management Fees                                                  0.10%
Other Expenses (a)                                               0.20%
Total Annual Fund Operating Expenses (b)                         0.30%
-------------------------------------------------------------------------

(a) Other Expenses are estimated based upon the expected expenses that the Portfolio would incur in its initial fiscal year. Other Expenses include fees for shareholder services, custodial, administration, dividend disbursing and transfer agency fees, legal and auditing fees, printing costs and registration fees.

(b) The Investment Adviser has voluntarily agreed to limit the total expenses for the Portfolio (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 0.20% of its average daily net assets. THERE IS NO SPECIFIC TIME PERIOD FOR HOW LONG THE VOLUNTARY EXPENSE LIMITATION WILL LAST, AND SUCH WAIVER MAY BE CANCELLED AT ANY TIME. As long as these temporary expense limitations continue, they may lower the Portfolio's expenses and increase its total returns.

EXAMPLE. This example is intended to help you compare the estimated cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that:
-    You invest $10,000 in the Portfolio for the time periods indicated;
-    Your investment has a 5% return each year;
-    The Portfolio's operating expenses remain the same; and
-    You reinvest all dividends and distributions in the Portfolio.

The results apply whether or not you redeem your investment at the end of each period. Although your costs may be higher or lower, based on these assumptions your costs would be:


1 Year                                         $31
3 Years                                        $97

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                                 FUND MANAGEMENT

BOARD OF DIRECTORS

The Board of Directors of the Fund consists of five individuals who are responsible for the overall supervision of the operations of the Fund. The Fund's Directors are Christina Seix, John G. Talty, C. Alan MacDonald, John E. Manley, Sr. and John R. O'Brien. Additional information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the Fund."

INVESTMENT ADVISER

Seix Investment Advisors, Inc., established in 1992, is a registered investment adviser that specializes in professional fixed-income management for institutions, corporations, public funds, endowments, foundations and hospitals. As of September 2001, the Investment Adviser has approximately $9.5 billion in assets under management. The Investment Adviser is located at 300 Tice Boulevard, Woodcliff Lake, N.J. 07677. The Investment Adviser provides the Fund with management and investment advisory services. The Advisory Agreement with the Investment Adviser provides that, subject to the direction of the Board of Directors, the Investment Adviser is responsible for the actual management of the Fund. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser, subject to review by the Board of Directors. The Investment Adviser also is obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties under the Advisory Agreement.

PAYMENT OF FUND EXPENSES

The Portfolio pays all Fund expenses directly attributable to the Portfolio and its pro rata share of other Fund expenses. As compensation for the services rendered by the Investment Adviser under the Advisory Agreement, the Portfolio pays the Investment Adviser a monthly advisory fee at an annual rate of 0.10% of the Portfolio's average daily net assets.

PORTFOLIO MANAGERS

The Portfolio will be managed using a team approach. The team includes both Senior Investment Managers and experienced Analysts. The Senior Portfolio Managers responsible for the Portfolio are:

CHRISTINA SEIX, CFA, CHAIRMAN, CEO & CHIEF INVESTMENT OFFICER SINCE JUNE 1992 Formerly, Chairman & CEO, Head of Investment Policy, MacKay-Shields (September 1987 to June 1992) B.A., Fordham University, Mathematics; MA, SUNY, Mathematics

JOHN TALTY, CFA, PRESIDENT & SENIOR PORTFOLIO MANAGER SINCE JANUARY 1993 Formerly, Chief Fixed Income Strategist, J.P. Morgan Securities (January 1991 to January 1993) B.A., Connecticut College, Economics, Phi Beta Kappa, Magna Cum Laude

BARBARA HOFFMANN, SENIOR PORTFOLIO MANAGER SINCE MAY 1994
Formerly, Senior Portfolio Manager, MetLife Investment Management Co. (July 1993 to May 1994) B.S., University of Maine, Education/Mathematics

MICHAEL MCEACHERN, CFA, SENIOR PORTFOLIO MANAGER SINCE JUNE 1997
Formerly, Vice President, Fixed Income, American General Corp. (August 1994 to June 1997) B.A., University of California, Operations Research; MBA, Rice University, Accounting/Public Administration

JOSEPH CALABRESE, CFA, SENIOR PORTFOLIO MANAGER SINCE MAY 1997
Formerly, Director, Fixed Income at Metropolitan Life Insurance Company (September 1996 to May 1997) B.A., New Jersey Institute of Technology, Engineering; MBA, New York University, Finance

                               PURCHASE OF SHARES

          The Fund does not impose a sales charge. The minimum initial investment in the Class I shares of the Portfolio is $1,000,000. The minimum investment may be waived at any time at the discretion of the Investment Adviser. Additional purchases may be of any amount.


          Investors may purchase shares of the Portfolio Monday through Friday, except for the holidays declared by the Federal Reserve Banks of New York or Boston (a "Business Day"). At the present time, these holidays are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Fourth

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of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas. The
Portfolio's shares are offered at a public offering price equal to the net asset value next determined after receipt of a purchase order.

METHODS FOR PURCHASING SHARES

          DIRECTLY FROM THE FUND. In order to purchase shares on a particular Business Day, a purchaser must submit a completed Account Application Form (and other required documents) and call Investors Bank & Trust Company (the "Transfer Agent") at (800) 247-0473 prior to the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) to inform the Fund of the incoming wire transfer. If federal funds are received by the Fund that same day, the order will be effective on that day. If the Fund receives notification on a non-business day, or after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), or if federal funds are received by the Transfer Agent after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), such purchase order shall be deemed received as of the next Business Day. Shares purchased will begin accruing dividends on the day federal funds are received.

          Purchases of shares may be made by wire transfer of federal funds. Please note that the shareholder's bank may impose a charge to execute the wire transfer. The wiring instructions for purchasing shares of the Portfolio are:

                         Investors Bank & Trust Company
                                   Boston, MA
                                ABA # 011-001-438
                                 Acct: 303030303
                        Benf: Seix Limited Duration Fund
                      F/F/C (Shareholder's Account at Fund)

          An investor may also buy shares of the Portfolio "in-kind" through a transfer of securities to the Portfolio as payment for the shares, if the purchase is approved in advance by the Investment Adviser. Securities used to purchase Portfolio shares must be determined by the Investment Adviser to be appropriate investments for the Portfolio, to be consistent with the Portfolio's investment objectives and policies, and to have readily available market quotations. The securities will be valued in accordance with the Fund's policy for calculating net asset value, determined as of the close of business the day on which the securities are received by the Fund. The minimum investment amount for in-kind purchases of Portfolio shares is $1,000,000, or such other amount as may be appropriate in light of applicable regulations. The minimum investment may be waived at any time at the discretion of the Investment Adviser. Whether the Portfolio will accept particular securities as payment will be decided in the sole discretion of the Investment Adviser. Investors considering buying shares in this manner, should call the Investment Adviser at 201-391-0300.

          THROUGH AN AUTHORIZED SECURITIES FIRM. An investor may also buy shares through securities firms that have been authorized to accept purchases and sales orders of the Portfolio. If an investor purchases shares of the Portfolio in this manner, the securities firm may charge the investor a fee for its services in addition to the fees charged by the Fund.

          All purchase orders accepted by an authorized securities firm before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on a Business Day will be executed at that day's share price if the securities firm notifies the Fund by a specific deadline. Purchase orders accepted after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) will be executed at the next Business Day's price.

          The Fund also issues another class of shares, the Class P shares, which will have different expenses and performance than the Class I shares.



                              REDEMPTION OF SHARES

          The Fund will redeem all full and fractional shares of the Portfolio upon request of shareholders. The redemption price is the net asset value per share next determined after receipt by the Transfer Agent of proper notice of redemption as described below. If such notice is received by the Transfer Agent before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on any Business Day, the redemption will be effective on that Business Day. If such notice of redemption is received by the Transfer Agent after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), the redemption shall be effective on the following Business Day. Payment will ordinarily be made by wire on the next Business Day, but within no more than seven days from the date of receipt. If the notice is received on a day that is not a Business Day or after the above-mentioned cut-off times, the redemption notice will be deemed received as of the next Business Day.

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METHODS FOR REDEEMING SHARES

          THROUGH AN AUTHORIZED SECURITIES FIRM. Shareholders who purchased shares through an authorized securities firm should contact the firm to redeem shares.

          THROUGH THE TRANSFER AGENT. A shareholder may make a redemption by calling the Transfer Agent at (800) 247-0473. Telephone redemption is made available to shareholders of the Portfolio on the Account Application Form. The Fund and the Transfer Agent may employ reasonable procedures designed to confirm that instructions communicated by telephone are genuine. If either the Fund or the Transfer Agent does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Fund or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

          A shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired (which account shall have been previously designated by the shareholder on its Account Application Form), the name of the shareholder and the shareholder's account number. Shares redeemed receive dividends up to and including the day preceding the day the redemption proceeds are wired.

          A shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with a signature guaranteed by a national bank, which is a member firm of any national or regional securities exchange (a Signature Guarantee). If the guarantor institution belongs to one of the Medallion Signature Programs, it must use the Medallion "Guaranteed" stamp. Notarized signatures are not sufficient. Further documentation may be required when deemed appropriate by the Transfer Agent.

          POLICIES FOR REDEEMING SHARES

          The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any redemption request by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Portfolio's net asset value (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting the securities to cash.

          There is no charge imposed by the Fund to redeem shares of the Portfolio; however, a shareholder's bank or authorized securities firm may impose its own wire transfer fee for receipt of the wire. Redemptions may be executed in any amount requested by the shareholder up to the amount the shareholder has invested in the Portfolio.

                             ADDITIONAL INFORMATION

DIVIDENDS AND DISTRIBUTIONS

          Dividends are automatically reinvested in additional Class I shares of the Portfolio on the last day of each month at the net asset value per share on the last Business Day of that month unless shareholders indicate their desire to receive dividends in cash (payable on the first Business Day of the following month) on the Account Application Form. In the event that the Portfolio realizes net long-term capital gains (I.E., with respect to assets held more than 12 months), it will distribute them at least annually by automatically reinvesting (unless a shareholder has elected to receive cash) such long-term capital gains in additional shares of the Portfolio at the net asset value on the date the distribution is declared.

          The net investment income (including accrued but unpaid interest and amortization of original issue and market discount or premium) of the Portfolio will be declared as a dividend payable monthly to shareholders of record as of the last Business Day of each month. The Portfolio will also declare, to the extent necessary, a net short-term capital gain dividend once per year. Dividends are paid on the first Business Day of the month.

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DETERMINATION OF NET ASSET VALUE

          The net asset value per share of the Portfolio is calculated by the Fund's Accounting Agent as of the close of regular trading (normally 4:00 p.m. Eastern time) on each Business Day. The net asset value per share of each class of the Portfolio is computed by dividing the sum of the value of the securities held by the Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including any accrued expenses that are specific to that class) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the investment advisory fees payable to the Investment Adviser, are accrued daily.

          The following methods are used to calculate the value of the Portfolio's assets: (1) all portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price; (2) deposits and repurchase agreements are valued at their cost plus accrued interest unless the Investment Adviser determines in good faith, under procedures established by and under the general supervision of the Fund's Board of Directors, that such value does not approximate the fair value of such assets; and (3) the value of other assets will be determined in good faith by the Investment Adviser at fair value under procedures established by and under the general supervision of the Fund's Board of Directors. The procedures establish guidelines for the Board of Directors to follow in pricing securities in the Portfolio for which market quotations are not readily available. These securities will be priced by the Fund's Pricing Committee and then reported to the Board seeking ratification of the price by the Board of Directors at its next quarterly meeting.

         To the extent that the Portfolio invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when the Portfolio does not price its shares. As a result, the net asset value per share of the Portfolio may change at a time when shareholders are not able to purchase or redeem their shares.

TAXES

          The following discussion is only a brief summary of some of the important tax considerations affecting the Portfolio and its shareholders. No attempt is made to present a detailed explanation of all federal, state, local and foreign income tax considerations, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers with specific reference to their own tax situation.

          Distributions paid by the Portfolio from net investment income are designated by the Portfolio as "ordinary income dividends" and, whether paid in cash or reinvested in additional shares, will be taxable to the Portfolio's shareholders that are otherwise subject to tax as ordinary income. Distributions made from the Portfolio's net capital gain which are designated by the Portfolio as "capital gains dividends" are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned the Portfolio's shares. The Portfolio expects that its distributions will represent primarily ordinary income to shareholders. Shareholders receiving distributions from the Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the net asset value of the additional shares on the date of such a distribution. Each shareholder will receive an annual statement detailing the tax status of Portfolio distributions for each year.

          Gain or loss, if any, recognized on the sale or other disposition of shares of the Portfolio will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. A loss realized on a sale or exchange of shares may be disallowed if other shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of.

          Dividends and distributions by the Portfolio are generally taxable to shareholders at the time the dividend or distribution is made. Any dividend declared in October, November or December of any year, however, that is payable to shareholders of record on a specified date in such month will be deemed to have been received by shareholders and paid by the Portfolio on December 31 of such year in the event such dividends are actually paid during January of the following year.

          The Portfolio may be required to withhold federal income tax at a rate of 30.5% ("backup withholding") from dividends and redemption proceeds paid to taxable shareholders. This tax may be withheld from dividends if (i) the shareholder fails to furnish the Portfolio with the shareholder's correct taxpayer identification number, (ii) the Internal Revenue Service ("IRS") notifies the Portfolio that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (iii) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding.

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                                   APPENDIX A

                           DESCRIPTION OF INVESTMENTS

          THE PORTFOLIO WILL PRIMARILY INVEST IN THE SECURITIES DEFINED BELOW IN ACCORDANCE WITH ITS PRINCIPAL INVESTMENT STRATEGIES AND ANY QUALITY OR POLICY CONSTRAINTS. ADDITIONAL INFORMATION REGARDING OTHER INVESTMENTS AND RISKS OF INVESTING IN THE PORTFOLIO IS LOCATED IN THE PORTFOLIO'S STATEMENT OF ADDITIONAL INFORMATION.


CORPORATE ISSUES
Corporate issues are debt instruments issued by private corporations. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Portfolio will buy corporate issues subject to any quality constraints. If a security held by the Portfolio is downgraded, the Portfolio may retain the security if the Investment Adviser deems retention of the security to be in the best interests of the Portfolio.

FLOATERS
Floaters--Floating and Variable Rate Obligations -- are debt obligations with a floating or variable rate of interest, i.e. the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floating or variable rate obligations may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. Floating Rate securities that are purchased for the Portfolio will have an effective duration of less than 180 days.


INVESTMENT GRADE DEBT SECURITIES
Investment grade securities are those securities that are rated by one or more NRSROs in one of the four highest rating categories at the time of purchase (e.g. AAA, AA, A or BBB by Standard & Poor's Corporation or Fitch, or Aaa, Aa, A or Baa by Moody's Investors Service, Inc.). Securities rated BBB or Baa represent the lowest of four levels of investment grade securities and are regarded as borderline between definitely sound obligations and those in which the speculative element begins to predominate. The Portfolio will only invest in securities rated in one of the top three rating categories. The Portfolio may hold unrated securities if the Investment Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding securities with one of the top three investment grade ratings.


MORTGAGE-BACKED SECURITIES AND ASSET-BACKED DEBT SECURITIES
Mortgage-backed debt securities are secured or backed by mortgages or other mortgage-related assets. Such securities may be issued by such entities as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, savings and loan associations, mortgage banks, or by issuers that are affiliates of or sponsored by such entities. Other asset-backed securities are secured or backed by assets other than mortgage-related assets, such as automobile and credit card receivables, and are issued by such institutions as finance companies, finance subsidiaries of industrial companies, and investment banks. The Portfolio will purchase only asset-backed securities that the Investment Adviser determines to be liquid. The Portfolio will not purchase mortgage-backed or asset-backed securities that do not meet the above minimum credit standards.

Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by the Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

The credit characteristics of asset-backed securities differ in a number of respects from those of traditional debt securities. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to other debt obligations, and there is a possibility that recoveries on repossessed collateral may not be available to support payment on these securities.

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An important feature of mortgage and asset-backed securities is that the principal amount is generally subject to partial or total prepayment at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. If an asset-backed security is purchased at a premium to par, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. It should also be noted that these securities may not have any security interest in the underlying assets, and recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

MUNICIPAL DEBT SECURITIES
Municipal notes may include such instruments as tax anticipation notes, revenue anticipation notes, and bond anticipation notes. Municipal notes are issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales. Municipal bonds, which may be issued to raise money for various public purposes, include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Industrial development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user. Revenue bonds are generally considered to have more potential risk than general obligation bonds.

Municipal obligations can have floating, variable or fixed rates. The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate obligations usually carry rights that permit the Fund to sell them at par value plus accrued interest upon short notice. The issuers or financial intermediaries providing rights to sell may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. When considering whether an obligation meets the Fund's quality standards, the Investment Adviser will look at the creditworthiness of the party providing the right to sell as well as to the quality of the obligation itself.

Municipal securities may be issued to finance private activities, the interest from which is an item of tax preference for purposes of the federal alternative minimum tax. Such "private activity" bonds might include industrial development revenue bonds, and bonds issued to finance such projects as solid waste disposal facilities, student loans or water and sewage projects.

U.S. TREASURY AND U.S. GOVERNMENT AGENCY SECURITIES
U.S. Government Securities include instruments issued by the U.S. Treasury, including bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. Government Securities include securities issued by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), which are also backed by the full faith and credit of the United States. U.S. Government Agency Securities include instruments issued by instrumentalities established or sponsored by the U.S. Government, such as the Student Loan Marketing Association ("SLMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities.

YANKEE OBLIGATIONS
Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign corporations. Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

ZERO COUPON DEBT SECURITIES
Zero coupon debt securities are bonds that pay no interest but are originally sold at an original issue discount. Because they do not pay interest until maturity, zero coupon securities tend to be subject to greater fluctuation of market value in response to changes in interest rates than interest-paying securities of similar maturities.

          THE PORTFOLIO MAY ALSO INVEST IN THE SECURITIES DEFINED BELOW IN ACCORDANCE WITH ITS ALLOWABLE INVESTMENTS AND ANY QUALITY OR POLICY CONSTRAINTS. ADDITIONAL INFORMATION REGARDING OTHER INVESTMENTS AND RISKS OF INVESTING IN THE PORTFOLIO IS LOCATED IN THE PORTFOLIO'S STATEMENT OF ADDITIONAL INFORMATION.

BANK OBLIGATIONS
The Portfolio may invest in obligations of domestic and foreign banks, including time deposits, certificates of deposit, bankers' acceptances, bank notes, deposit notes, Eurodollar time deposits, Eurodollar certificates of deposit, variable rate notes, loan participations, variable amount master demand notes, and custodial receipts. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is adjusted periodically prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer, or storage of goods). The Portfolio will not concentrate more than 25% of its total assets in domestic bank obligations. Domestic bank obligations include instruments that are issued by United States (domestic) banks; United States branches of foreign banks, if such branches are subject to the same regulations as United States banks; and foreign branches of United States banks, if the Investment Adviser determines that the investment risk associated with investing in instruments issued by such branches is the same as that of investing in instruments issued by the United States parent bank, in that the United States parent bank would be unconditionally liable in the event that the foreign branch fails to pay on its instruments. Bank obligations entail varying amounts of interest rate and credit risk, with the lowest-rated and longest-dated bank obligations entailing the greatest risk of loss to the Portfolio.

The Portfolio limits its investments in U.S. bank obligations to obligations of U.S. banks that in the Investment Adviser's opinion meet sufficient creditworthiness criteria. The Portfolio limits its investments in foreign bank obligations to obligations of foreign banks (including U.S. branches of foreign banks) that, in the opinion of the Investment Adviser, are of an investment quality comparable to obligations of U.S. banks in which the Portfolio may invest.

CERTIFICATES OF DEPOSIT
The Portfolio may invest in certificates of deposit of banks and savings and loan associations. Investing in certificates of deposit issued by non-U.S. banks and non-U.S. branches of U.S. banks involves some risks that are different from those associated with investing in certificates of deposit issued by U.S. banks. These risks include the possible imposition of withholding taxes on interest income, the possible adoption of governmental restrictions which might adversely affect the payment of principal and interest on such certificates of deposit, or other adverse political or economic developments. In addition, it might be more difficult to obtain and enforce a judgment against non-U.S. banks and non-U.S. branches of U.S. banks.

EURODOLLAR BANK OBLIGATIONS
Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Eurodollar bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

MONEY MARKET INSTRUMENTS
Money market instruments include commercial bank obligations and U.S. dollar denominated commercial paper. Commercial bank obligations include certificates of deposit, time deposits and bankers' acceptances. Obligations of branches of U.S. and non-U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited to an obligation of that branch by the terms of a specific obligation and by government regulation. As with investments in non-U.S. securities generally, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Portfolio to investment risks that are different from those of investments in obligations of domestic issuers.

REPURCHASE AGREEMENTS
Repurchase agreements are transactions by which the Portfolio purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. Such agreements permit the Portfolio to keep all its assets at work while retaining overnight flexibility in pursuit of investments of a longer-term nature. The Investment Adviser will continually monitor the value of the underlying collateral to ensure that its value, including accrued interest, always equals or exceeds the repurchase price and that transactions are only entered into with approved counterparties.

This Prospectus contains a concise statement of information investors should know before they invest in the Portfolio. Please retain this Prospectus for future reference. Additional information about the Portfolio's investments will be available in the Fund's annual and semi-annual reports to shareholders, as well as the Statement of Additional Information (SAI). The SAI provides more information about the Portfolio, including its operations and investment policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference, meaning it is legally considered a part of this Prospectus.

The Fund's SAI and other information are available, without charge, upon request by contacting Investors Bank & Trust Company at their toll free telephone number
(800) 247-0473.

Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.



Fund's Investment Company Act File number: 811-8323.

                                SEIX FUNDS, INC.

                    SEIX LIMITED DURATION FUND CLASS P SHARES

     The Seix Limited Duration Fund (the "Portfolio") is a diversified investment portfolio of Seix Funds, Inc. (the "Fund"), an open-end management investment company.

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of the disclosure in this prospectus. Any representation to the contrary is a criminal offense.

                 THE DATE OF THIS PROSPECTUS IS DECEMBER 1, 2001

                                TABLE OF CONTENTS
                                                                     PAGE
    RISK/RETURN SUMMARY                                               1
    PRINCIPAL INVESTMENT RISKS                                        2
    RISK/RETURN SUMMARY: FEE TABLE                                    3
    FUND MANAGEMENT                                                   4
    PURCHASE OF SHARES                                                4
    REDEMPTION OF SHARES                                              5
    ADDITIONAL INFORMATION                                            5
    APPENDIX A: DESCRIPTION OF INVESTMENTS                            8

                               RISK/RETURN SUMMARY

         The following is a summary of certain key information about the Portfolio, including its investment objective, principal investment strategies and principal investment risks. A more detailed description of certain allowable investments are included in Appendix A.

INVESTMENT OBJECTIVE: The Portfolio's investment objective is to provide investors with a high level of current income, while preserving liquidity and principal. The Portfolio's investment objective may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES: The Portfolio seeks to achieve its objective primarily through investments in U.S. dollar-denominated fixed-income securities, including corporate, mortgage and asset-backed securities of U.S. and foreign governments, banks and companies. The Portfolio is not a money market fund and does not seek to maintain a constant $1.00 per share net asset value.

INVESTMENT MANAGEMENT APPROACH: Seix Investment Advisors, Inc. (the "Investment Adviser") uses multiple systems and analytical techniques which it developed internally, to attempt to identify value and adequately control risk. The Investment Adviser will manage the Portfolio based upon the following criteria:

PORTFOLIO CONSTRUCTION: In deciding which securities to buy and sell, the portfolio managers will emphasize securities that are within the targeted segment of the U.S. dollar-denominated, fixed-income securities markets. The Investment Adviser generally will focus on investments that it perceives as meeting the following criteria:

-    companies that have good business prospects and credit strength
-    companies that have stable cash flows and effective management

DURATION/MATURITY: Duration measures the expected life of a debt security on a present value basis. In general, duration rises with maturity, therefore the greater the duration of a bond, the greater its percentage volatility. The Portfolio will be managed such that all securities held in the Portfolio have interest rate durations of less than 180 days.


CREDIT QUALITY: The Portfolio invests in securities rated A- or A3 or better by a nationally recognized statistical rating organization ("NRSRO"). If the security is unrated, it must meet, in the judgment of the Investment Adviser, comparable credit quality standards. The Portfolio will maintain an average credit quality of AA or Aa.

PRINCIPAL INVESTMENTS: The Portfolio will invest in obligations issued or guaranteed by the U.S. Government, obligations of domestic banks, obligations backed by the full faith and credit of the U.S., obligations issued or guaranteed by U.S. Government Agencies and government-sponsored enterprises (GSE's), corporate obligations, asset-backed securities (ABS), mortgage-backed securities (MBS) and yankee obligations.

                           PRINCIPAL INVESTMENT RISKS


         A loss of money on your investment in the Portfolio, or the under-performance of the Portfolio relative to other investments could occur due to certain risks. In general, the greater the risk, the greater the possibility of losing money. The possibility exists that the investment decisions made by the portfolio managers of the Portfolio will not accomplish what they are designed to achieve. No assurance can be given that the Portfolio's investment objective will be achieved. The Portfolio is not a money market fund and does not seek to maintain a constant $1.00 per share net asset value. For more information about these and other types of risks to the Portfolio, see the Statement of Additional Information.

The principal risks associated with the Portfolio's investment policies and strategies are as follows:

INTEREST RATE       Investing in debt securities will subject the Portfolio to
RISK:               the risk that the market value of the debt securities will decline because of rising interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

CREDIT RISK:        Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

PREPAYMENT RISK:    The Portfolio may invest in mortgage-backed securities,
                    which can be paid off early if the owners of the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Portfolio will be forced to reinvest this money at lower yields.

FOREIGN             Foreign securities risk involves the possibility that prices
SECURITIES          of foreign securities may decline due to unfavorable foreign
RISK                government actions, political, economic or market
                    instability or the absence of accurate information about foreign companies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.

PORTFOLIO           The Investment Adviser may engage in short-term and frequent
TURNOVER            trading of portfolio securities without regard to the effect on portfolio turnover. High portfolio turnover will result in higher transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Portfolio.

BECAUSE THE PORTFOLIO HAS NOT BEEN IN OPERATION FOR A FULL CALENDAR YEAR, PERFORMANCE INFORMATION IS NOT INCLUDED IN THIS PROSPECTUS.

                         RISK/RETURN SUMMARY: FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Class P shares of the Portfolio.

-------------------------------------------------------------------------
SHAREHOLDER FEES
(Fees Paid Directly From Your Investment)
-------------------------------------------------------------------------
Sales Loads                                                      None
Redemption Fees                                                  None
Exchange Fee                                                     None
ANNUAL FUND OPERATING EXPENSES
(Expenses Deducted From Fund Assets)
Management Fees                                                  0.10%
Distribution (12b-1) and/or Service Fees (a)                     0.25%
Other Expenses (b)                                               0.30%
Total Annual Fund Operating Expenses (c)                         0.65%
-------------------------------------------------------------------------

(a) The Portfolio's Rule 12b-1 Plan authorizes payment of up to 0.35% of average daily net assets of the Class P shares for distribution and shareholder services. Currently, the Board of Directors has only approved payment of up to 0.25% of average daily net assets for distribution under the Portfolio's Rule 12b-1 Plan.

(b) Other Expenses are estimated based upon the expected expenses that the Portfolio would incur in its initial fiscal year. Other Expenses include fees for shareholder services, custodial, administration, dividend disbursing and transfer agency fees, legal and auditing fees, printing costs and registration fees.

(c) The Investment Adviser has voluntarily agreed to limit the total expenses for the Portfolio (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 0.45% of its average daily net assets. THERE IS NO SPECIFIC TIME PERIOD FOR HOW LONG THE VOLUNTARY EXPENSE LIMITATION WILL LAST, AND SUCH WAIVER MAY BE CANCELLED AT ANY TIME. As long as these temporary expense limitations continue, they may lower the Portfolio's expenses and increase its total returns.

EXAMPLE. This example is intended to help you compare the estimated cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that:
-    You invest $10,000 in the Portfolio for the time periods indicated;
-    Your investment has a 5% return each year;
-    The Portfolio's operating expenses remain the same; and
-    You reinvest all dividends and distributions in the Portfolio.

The results apply whether or not you redeem your investment at the end of each period. Although your costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------
1 Year                                          $66
3 Years                                        $208
--------------------------------------------------------

                                 FUND MANAGEMENT

BOARD OF DIRECTORS

The Board of Directors of the Fund consists of five individuals who are responsible for the overall supervision of the operations of the Fund. The Fund's Directors are Christina Seix, John G. Talty, C. Alan MacDonald, John E. Manley, Sr. and John R. O'Brien. Additional information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the Fund."

INVESTMENT ADVISER

Seix Investment Advisors, Inc., established in 1992, is a registered investment adviser that specializes in professional fixed-income management for institutions, corporations, public funds, endowments, foundations and hospitals. As of September 2001, the Investment Adviser has approximately $9.5 billion in assets under management. The Investment Adviser is located at 300 Tice Boulevard, Woodcliff Lake, N.J. 07677. The Investment Adviser provides the Fund with management and investment advisory services. The Advisory Agreement with the Investment Adviser provides that, subject to the direction of the Board of Directors, the Investment Adviser is responsible for the actual management of the Fund. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser, subject to review by the Board of Directors. The Investment Adviser also is obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties under the Advisory Agreement.

PAYMENT OF FUND EXPENSES

The Portfolio pays all Fund expenses directly attributable to the Portfolio and its pro rata share of other Fund expenses. As compensation for the services rendered by the Investment Adviser under the Advisory Agreement, the Portfolio pays the Investment Adviser a monthly advisory fee at an annual rate of 0.10% of the Portfolio's average daily net assets.

PORTFOLIO MANAGERS

The Portfolio will be managed using a team approach. The team includes both Senior Investment Managers and experienced Analysts. The Senior Portfolio Managers responsible for the Portfolio are:

CHRISTINA SEIX, CFA, CHAIRMAN, CEO & CHIEF INVESTMENT OFFICER SINCE JUNE 1992 Formerly, Chairman & CEO, Head of Investment Policy, MacKay-Shields (September 1987 to June 1992) B.A., Fordham University, Mathematics; MA, SUNY, Mathematics

JOHN TALTY, CFA, PRESIDENT & SENIOR PORTFOLIO MANAGER SINCE JANUARY 1993 Formerly, Chief Fixed Income Strategist, J.P. Morgan Securities (January 1991 to January 1993) B.A., Connecticut College, Economics, Phi Beta Kappa, Magna Cum Laude

BARBARA HOFFMANN, SENIOR PORTFOLIO MANAGER SINCE MAY 1994
Formerly, Senior Portfolio Manager, MetLife Investment Management Co. (July 1993 to May 1994) B.S., University of Maine, Education/Mathematics

MICHAEL MCEACHERN, CFA, SENIOR PORTFOLIO MANAGER SINCE JUNE 1997
Formerly, Vice President, Fixed Income, American General Corp. (August 1994 to June 1997) B.A., University of California, Operations Research; MBA, Rice University, Accounting/Public Administration

JOSEPH CALABRESE, CFA, SENIOR PORTFOLIO MANAGER SINCE MAY 1997
Formerly, Director, Fixed Income at Metropolitan Life Insurance Company (September 1996 to May 1997) B.A., New Jersey Institute of Technology, Engineering; MBA, New York University, Finance

                               PURCHASE OF SHARES

         The Fund does not impose a sales charge. The minimum initial investment in the Class P shares of the Portfolio is $1,000. The minimum investment may be waived at any time at the discretion of the Investment Adviser. Additional purchases may be of any amount.

         Investors may purchase shares of the Portfolio Monday through Friday, except for the holidays declared by the Federal Reserve Banks of New York or Boston (a "Business Day"). At the present time, these holidays are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas. The Portfolio's shares are offered at a public offering price equal to the net asset value next determined after receipt of a purchase order.

          Class P shares may only be purchased through securities firms that have been authorized to accept purchase and sale orders of the Portfolio. If an investor purchases shares of the Portfolio through an omnibus account maintained by an authorized securities firm, the firm may charge the investor a fee for its services in addition to the fees charged by the Fund.

          All purchase orders accepted by an authorized securities firm before the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) on a Business Day will be executed at that day's share price if the securities firm notifies the Fund by a specific deadline. Purchase orders accepted after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) will be executed at the next Business Day's price.

          The Fund also issues another class of shares, the Class I shares, which will have different expenses and performance than the Class P shares.

                              REDEMPTION OF SHARES

         The Fund will redeem all full and fractional shares of the Portfolio upon request of shareholders. The redemption price is the net asset value per share next determined after receipt by Investors Bank & Trust Company ("the Transfer Agent") or an authorized securities firm of proper notice of redemption as described below. If such notice is received by the Transfer Agent or an authorized securities firm by the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on any Business Day, the redemption will be effective on that Business Day. If such notice of redemption is received by the Transfer Agent or an authorized securities firm after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), the redemption shall be effective on the following Business Day. Payment will ordinarily be made by wire on the next Business Day, but within no more than seven days from the date of receipt. If the notice is received on a day that is not a Business Day or after the above-mentioned cut-off times, the redemption notice will be deemed received as of the next Business Day.

POLICIES FOR REDEEMING SHARES

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any redemption request by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Portfolio's net asset value (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting the securities to cash.

         There is no charge imposed by the Fund to redeem shares of the Portfolio; however, a shareholder's bank or an authorized securities firm may impose its own wire transfer fee for receipt of the wire. Redemptions may be executed in any amount requested by the shareholder up to the amount the shareholder has invested in the Portfolio.

                             ADDITIONAL INFORMATION

DIVIDENDS AND DISTRIBUTIONS

         Dividends are automatically reinvested in additional Class P shares of the Portfolio on the last day of each month at the net asset value per share on the last Business Day of that month unless shareholders indicate their desire to receive dividends in cash (payable on the first Business Day of the following month) on the Account Application Form. In the event that the Portfolio realizes net long-term capital gains (I.E., with respect to assets held more than 12 months), it will distribute them at least annually by automatically reinvesting (unless a shareholder has elected to receive cash) such long-term capital gains in additional shares of the Portfolio at the net asset value on the date the distribution is declared.

         The net investment income (including accrued but unpaid interest and amortization of original issue and market discount or premium) of the Portfolio will be declared as a dividend payable monthly to shareholders of record as of the last Business Day of each month. The Portfolio will also declare, to the extent necessary, a net short-term capital gain dividend once per year. Dividends are paid on the first Business Day of the month.

RULE 12b-1 PLAN

          The Portfolio has adopted a Distribution and Service Plan with respect to its Class P shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Rule 12b-1 Plan") that allows the Portfolio to pay distribution and other fees for the sale of its shares and for services provided to shareholders. The Portfolio's Rule 12b-1 Plan authorizes payment of up to 0.35% of average daily net assets of the Class P shares for distribution and shareholder services. Currently, the Board of Directors has only approved payment of up to 0.25% of average daily net assets for distribution under the Portfolio's Rule 12b-1 Plan. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

ADMINISTRATIVE SERVICES

          The Class P shares of the Portfolio may also pay up to 0.10% of the average daily net assets of the Class P shares for certain administrative services provided by securities firms that have agreements with the Fund to provide such services on behalf of the Portfolio. The services include, for example, sub-transfer agency services, aggregating and processing purchase and redemption orders, providing sub-accounting services, and forwarding shareholder communications. The fees for these services are not covered by the Portfolio's Rule 12b-1 Plan.

DETERMINATION OF NET ASSET VALUE

         The net asset value per share of the Portfolio is calculated by the Fund's Accounting Agent as of the close of regular trading (normally 4:00 p.m. Eastern time) on each Business Day. The net asset value per share of each class of the Portfolio is computed by dividing the sum of the value of the securities held by the Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including any accrued expenses that are specific to that class) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the investment advisory fees payable to the Investment Adviser, are accrued daily.

          The following methods are used to calculate the value of the Portfolio's assets: (1) all portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price; (2) deposits and repurchase agreements are valued at their cost plus accrued interest unless the Investment Adviser determines in good faith, under procedures established by and under the general supervision of the Fund's Board of Directors, that such value does not approximate the fair value of such assets; and (3) the value of other assets will be determined in good faith by the Investment Adviser at fair value under procedures established by and under the general supervision of the Fund's Board of Directors. The procedures establish guidelines for the Board of Directors to follow in pricing securities in the Portfolio for which market quotations are not readily available. These securities will be priced by the Fund's Pricing Committee and then reported to the Board of Directors seeking ratification of the price by the Board at its next quarterly meeting.

        To the extent that the Portfolio invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when the Portfolio does not price its shares. As a result, the net asset value per share of the Portfolio may change at a time when shareholders are not able to purchase or redeem their shares.

TAXES

         The following discussion is only a brief summary of some of the important tax considerations affecting the Portfolio and its shareholders. No attempt is made to present a detailed explanation of all federal, state, local and foreign income tax considerations, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers with specific reference to their own tax situation.

         Distributions paid by the Portfolio from net investment income are designated by the Portfolio as "ordinary income dividends" and, whether paid in cash or reinvested in additional shares, will be taxable to the Portfolio's shareholders that are otherwise subject to tax as ordinary income. Distributions made from the Portfolio's net capital gain which are designated by the Portfolio as "capital gains dividends" are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned the Portfolio's shares. The Portfolio expects that its distributions will represent primarily ordinary income to shareholders. Shareholders receiving distributions from the Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the net asset value of the additional shares on the date of such a distribution. Each shareholder will receive an annual statement detailing the tax status of Portfolio distributions for each year.

         Gain or loss, if any, recognized on the sale or other disposition of shares of the Portfolio will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. A loss realized on a sale or exchange of shares may be disallowed if other shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of.

          Dividends and distributions by the Portfolio are generally taxable to shareholders at the time the dividend or distribution is made. Any dividend declared in October, November or December of any year, however, that is payable to shareholders of record on a specified date in such month will be deemed to have been received by shareholders and paid by the Portfolio on December 31 of such year in the event such dividends are actually paid during January of the following year.

          The Portfolio may be required to withhold federal income tax at a rate of 30.5% ("backup withholding") from dividends and redemption proceeds paid to taxable shareholders. This tax may be withheld from dividends if (i) the shareholder fails to furnish the Portfolio with the shareholder's correct taxpayer identification number, (ii) the Internal Revenue Service ("IRS") notifies the Portfolio that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (iii) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding.

                                   APPENDIX A

                           DESCRIPTION OF INVESTMENTS

         THE PORTFOLIO WILL PRIMARILY INVEST IN THE SECURITIES DEFINED BELOW IN ACCORDANCE WITH ITS PRINCIPAL INVESTMENT STRATEGIES AND ANY QUALITY OR POLICY CONSTRAINTS. ADDITIONAL INFORMATION REGARDING OTHER INVESTMENTS AND RISKS OF INVESTING IN THE PORTFOLIO IS LOCATED IN THE PORTFOLIO'S STATEMENT OF ADDITIONAL INFORMATION.

CORPORATE ISSUES
Corporate issues are debt instruments issued by private corporations. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Portfolio will buy corporate issues subject to any quality constraints. If a security held by the Portfolio is downgraded, the Portfolio may retain the security if the Investment Adviser deems retention of the security to be in the best interests of the Portfolio.

FLOATERS
Floaters--Floating and Variable Rate Obligations -- are debt obligations with a floating or variable rate of interest, i.e. the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floating or variable rate obligations may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. Floating Rate securities that are purchased for the Portfolio will have an effective duration of less than 180 days.

INVESTMENT GRADE DEBT SECURITIES
Investment grade securities are those securities that are rated by one or more NRSROs in one of the four highest rating categories at the time of purchase (e.g. AAA, AA, A or BBB by Standard & Poor's Corporation or Fitch, or Aaa, Aa, A or Baa by Moody's Investors Service, Inc.). Securities rated BBB or Baa represent the lowest of four levels of investment grade securities and are regarded as borderline between definitely sound obligations and those in which the speculative element begins to predominate. The Portfolio will only invest in securities rated in one of the top three rating categories. The Portfolio may hold unrated securities if the Investment Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding securities with one of the top three investment grade ratings.

MORTGAGE-BACKED SECURITIES AND ASSET-BACKED DEBT SECURITIES
Mortgage-backed debt securities are secured or backed by mortgages or other mortgage-related assets. Such securities may be issued by such entities as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, savings and loan associations, mortgage banks, or by issuers that are affiliates of or sponsored by such entities. Other asset-backed securities are secured or backed by assets other than mortgage-related assets, such as automobile and credit card receivables, and are issued by such institutions as finance companies, finance subsidiaries of industrial companies, and investment banks. The Portfolio will purchase only asset-backed securities that the Investment Adviser determines to be liquid. The Portfolio will not purchase mortgage-backed or asset-backed securities that do not meet the above minimum credit standards.

Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by the Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

The credit characteristics of asset-backed securities differ in a number of respects from those of traditional debt securities. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to other debt obligations, and there is a possibility that recoveries on repossessed collateral may not be available to support payment on these securities.

An important feature of mortgage and asset-backed securities is that the principal amount is generally subject to partial or total prepayment at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. If an asset-backed security is purchased at a premium to par, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. It should also be noted that these securities may not have any security interest in the underlying assets, and recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

MUNICIPAL DEBT SECURITIES
Municipal notes may include such instruments as tax anticipation notes, revenue anticipation notes, and bond anticipation notes. Municipal notes are issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales. Municipal bonds, which may be issued to raise money for various public purposes, include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Industrial development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user. Revenue bonds are generally considered to have more potential risk than general obligation bonds.

Municipal obligations can have floating, variable or fixed rates. The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate obligations usually carry rights that permit the Fund to sell them at par value plus accrued interest upon short notice. The issuers or financial intermediaries providing rights to sell may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. When considering whether an obligation meets the Fund's quality standards, the Investment Adviser will look at the creditworthiness of the party providing the right to sell as well as to the quality of the obligation itself.

Municipal securities may be issued to finance private activities, the interest from which is an item of tax preference for purposes of the federal alternative minimum tax. Such "private activity" bonds might include industrial development revenue bonds, and bonds issued to finance such projects as solid waste disposal facilities, student loans or water and sewage projects.

U.S. TREASURY AND U.S. GOVERNMENT AGENCY SECURITIES
U.S. Government Securities include instruments issued by the U.S. Treasury, including bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. Government Securities include securities issued by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), which are also backed by the full faith and credit of the United States. U.S. Government Agency Securities include instruments issued by instrumentalities established or sponsored by the U.S. Government, such as the Student Loan Marketing Association ("SLMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities.

YANKEE OBLIGATIONS
Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign corporations. Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

ZERO COUPON DEBT SECURITIES
Zero coupon debt securities are bonds that pay no interest but are originally sold at an original issue discount. Because they do not pay interest until maturity, zero coupon securities tend to be subject to greater fluctuation of market value in response to changes in interest rates than interest-paying securities of similar maturities.

         THE PORTFOLIO MAY ALSO INVEST IN THE SECURITIES DEFINED BELOW IN ACCORDANCE WITH ITS ALLOWABLE INVESTMENTS AND ANY QUALITY OR POLICY CONSTRAINTS. ADDITIONAL INFORMATION REGARDING OTHER INVESTMENTS AND RISKS OF INVESTING IN THE PORTFOLIO IS LOCATED IN THE PORTFOLIO'S STATEMENT OF ADDITIONAL INFORMATION.

BANK OBLIGATIONS
The Portfolio may invest in obligations of domestic and foreign banks, including time deposits, certificates of deposit, bankers' acceptances, bank notes, deposit notes, Eurodollar time deposits, Eurodollar certificates of deposit, variable rate notes, loan participations, variable amount master demand notes, and custodial receipts. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is adjusted periodically prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer, or storage of goods). The Portfolio will not concentrate more than 25% of its total assets in domestic bank obligations. Domestic bank obligations include instruments that are issued by United States (domestic) banks; United States branches of foreign banks, if such branches are subject to the same regulations as United States banks; and foreign branches of United States banks, if the Investment Adviser determines that the investment risk associated with investing in instruments issued by such branches is the same as that of investing in instruments issued by the United States parent bank, in that the United States parent bank would be unconditionally liable in the event that the foreign branch fails to pay on its instruments. Bank obligations entail varying amounts of interest rate and credit risk, with the lowest-rated and longest-dated bank obligations entailing the greatest risk of loss to the Portfolio.

The Portfolio limits its investments in U.S. bank obligations to obligations of U.S. banks that in the Investment Adviser's opinion meet sufficient creditworthiness criteria. The Portfolio limits its investments in foreign bank obligations to obligations of foreign banks (including U.S. branches of foreign banks) that, in the opinion of the Investment Adviser, are of an investment quality comparable to obligations of U.S. banks in which the Portfolio may invest.

CERTIFICATES OF DEPOSIT
The Portfolio may invest in certificates of deposit of banks and savings and loan associations. Investing in certificates of deposit issued by non-U.S. banks and non-U.S. branches of U.S. banks involves some risks that are different from those associated with investing in certificates of deposit issued by U.S. banks. These risks include the possible imposition of withholding taxes on interest income, the possible adoption of governmental restrictions which might adversely affect the payment of principal and interest on such certificates of deposit, or other adverse political or economic developments. In addition, it might be more difficult to obtain and enforce a judgment against non-U.S. banks and non-U.S. branches of U.S. banks.

EURODOLLAR BANK OBLIGATIONS
Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Eurodollar bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

MONEY MARKET INSTRUMENTS
Money market instruments include commercial bank obligations and U.S. dollar denominated commercial paper. Commercial bank obligations include certificates of deposit, time deposits and bankers' acceptances. Obligations of branches of U.S. and non-U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited to an obligation of that branch by the terms of a specific obligation and by government regulation. As with investments in non-U.S. securities generally, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Portfolio to investment risks that are different from those of investments in obligations of domestic issuers.

REPURCHASE AGREEMENTS
Repurchase agreements are transactions by which the Portfolio purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. Such agreements permit the Portfolio to keep all its assets at work while retaining overnight flexibility in pursuit of investments of a longer-term nature. The Investment Adviser will continually monitor the value of the underlying collateral to ensure that its value, including accrued interest, always equals or exceeds the repurchase price and that transactions are only entered into with approved counterparties.

This Prospectus contains a concise statement of information investors should know before they invest in the Portfolio. Please retain this Prospectus for future reference. Additional information about the Portfolio's investments will be available in the Fund's annual and semi-annual reports to shareholders, as well as the Statement of Additional Information (SAI). The SAI provides more information about the Portfolio, including its operations and investment policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference, meaning it is legally considered a part of this Prospectus.

The Fund's SAI and other information are available, without charge, upon request by contacting Investors Bank & Trust Company at their toll free telephone number
(800) 247-0473.

Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.



Fund's Investment Company Act File number: 811-8323.

                       STATEMENT OF ADDITIONAL INFORMATION

                                SEIX FUNDS, INC.
                           SEIX LIMITED DURATION FUND
                              200 Clarendon Street
                                Boston, MA 02116
                                 (800) 247-0473

     Seix Limited Duration Fund (the "Portfolio") is a diversified investment portfolio of Seix Funds, Inc. (the "Fund"), an open-end management investment company.

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectuses of the Portfolio, each dated December 1, 2001 (the "Prospectus"), which have been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling Investors Bank and Trust Company (the "Administrator") at 800-247-0473.

                           DISTRIBUTED BY:           QUASAR DISTRIBUTORS, LLC
                                                     615 EAST MICHIGAN STREET
                                                     MILWAUKEE, WISCONSIN 53202

           STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 1, 2001

                          TABLE OF CONTENTS

                                                                         PAGE
       MANAGEMENT OF THE FUND                                              3
       INVESTMENT ADVISER AND ADVISORY AGREEMENTS                          4
       CODE OF ETHICS                                                      5
       ADMINISTRATOR                                                       6
       CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES                 6
       DISTRIBUTION OF FUND SHARES                                         6
       SUPPLEMENTAL DESCRIPTION OF INVESTMENTS                             7
       SUPPLEMENTAL DESCRIPTIONS OF RISKS                                  8
       INVESTMENT RESTRICTIONS                                             9
       PORTFOLIO TURNOVER                                                 10
       PORTFOLIO TRANSACTIONS                                             10
       TAX CONSIDERATIONS                                                 10
       SHAREHOLDER INFORMATION                                            12
       SERVICE PROVIDERS                                                  14
       ORGANIZATION OF THE FUND AND DESCRIPTION OF CAPITAL STOCK          14
       CALCULATION OF PERFORMANCE DATA                                    14
       FINANCIAL STATEMENTS                                               15
       QUALITY RATING DESCRIPTIONS                                        16

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS

         The Fund is managed by its Board of Directors. The Board of Directors is generally responsible for management of the business and affairs of the Fund. The Board of Directors formulates the general policies of the Fund, approves contracts and authorizes Fund officers to carry out the decisions of the Board. The Board of Directors and principal officers of the Fund are listed below together with information on their positions with the Fund, address, age, principal occupations during the past five years and other principal business affiliations. An asterisk (*) has been placed next to the name of each director who is an "interested person" of the Fund, as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), by virtue of such person's affiliation with the Fund or the Fund's investment adviser, Seix Investment Advisors Inc. (the "Investment Adviser").

NAME, ADDRESS AND AGE                          OFFICE                  PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
---------------------                          ------                  -------------------------------------------
*Christina Seix                                Director and            Seix Investment Advisors Inc., Chairman and Chief Investment
300 Tice Blvd.                                 Chairman                Officer, 1992-Present.
Woodcliff Lake, NJ 07677
10/7/50

*John G. Talty                                 Director and            Seix Investment Advisors Inc., Managing Director, President,
300 Tice Blvd.                                 President               1993-Present.
Woodcliff Lake, NJ 07677
9/20/58

C. Alan MacDonald                              Director                Consultant, 1999 - present; Managing Director of The
415 Round Hill Road                                                    Directorship Inc., a consultancy in board management and
Greenwich,CT  06831                                                    corporate governance, 1997-1999; General Partner of the
5/19/33                                                                Marketing Partnership, Inc., a full service marketing
                                                                       consulting firm, 1994 - 1997.

John E. Manley, Sr.                            Director                Retired, formerly Consultant to Mutual of America
86505 Holmes                                                           April 1996 - March 1997.
Chapel Hill, NC 27514
9/14/33

John O'Brien                                   Director                Retired since 1992; formerly Vice President and General
466 Fairfield Road                                                     Counsel (1969-1987) and Vice Chairman 1987-1992 of
Wyckoff, New Jersey 07481                                              MacKay-Shields Financial Corporation, an investment
6/22/31                                                                management firm.


Peter J. Bourke                                Vice President          Seix Investment Advisors Inc., Managing Director,
300 Tice Blvd.                                                         1993 - Present; and interested Director on the Board
Woodcliff Lake, NJ 07677                                               of the Fund until September 20, 2001.
6/5/51

Jeffrey J. Gaboury                             Treasurer               Director, Mutual Fund Administration, Reporting and
Investors Bank & Trust Company                                         Compliance, Investors Bank and Trust Company, 1996 - Present.
200 Clarendon Street
Boston, MA  02116
10/23/68

Stephen Harris                                 Assistant Treasurer     Manager, Mutual Fund Administration, Reporting and
Investors Bank & Trust Company                                         Compliance, Investors formerly, Client Treasury Manager of
200 Clarendon Street                                                   Mutual Fund Administration at PFPC, 1998-2000; Fund
Boston, MA  02116                                                      Administrator at Chase Global Fund Services
1/26/70                                                                Company, 1996-1998.

Cynthia Surprise                               Secretary               Investors Bank & Trust Company, Director and Counsel
Investors Bank & Trust Company                                         1999 - present; State Street Bank and Trust Company,
200 Clarendon Street                                                   Vice  President, 1994-1999.
Boston, MA  02116
7/8/46

Sandra I. Madden                               Assistant Secretary     Investors Bank & Trust Company, Associate Counsel,
Investors Bank & Trust Company                                         1999 - present; Associate at Scudder Kemper
200 Clarendon Street                                                   Investments, Inc. 1996 - 1999.
Boston, MA  02116
8/29/66


         No employee of the Investment Adviser nor Quasar Distributors, LLC (the "Distributor") receives any compensation from the Fund for acting as an officer or director of the Fund. The Fund pays each director who is not a director, officer or employee of the Investment Adviser or the Distributor or any of their affiliates. Each Independent Director receives an annual retainer of $2,000 which is paid in quarterly installments, a fee of $1,000 for each board meeting attended and a fee of $1,000 for each committee meeting attended plus out of pocket expenses.

DIRECTOR'S COMPENSATION TABLE FOR SEIX FUNDS, INC.*
FISCAL YEAR ENDED OCTOBER 31, 2001**

                                                                 PENSION OR         ESTIMATED     TOTAL COMPENSATION
                                                            RETIREMENT BENEFITS       ANNUAL      FROM FUND AND FUND
                                  AGGREGATE COMPENSATION     ACCRUED AS PART OF   BENEFITS UPON     COMPLEX PAID TO
DIRECTOR                               FROM THE FUND           FUND EXPENSES        RETIREMENT        DIRECTORS**
John E. Manley, Sr.                       $9,000                     $0                 $0              $9,000
John R. O'Brien                           $9,000                     $0                 $0              $9,000
C. Alan MacDonald                         $9,000                     $0                 $0              $9,000


* The Directors' fees paid for the fiscal year ended October 31, 2001 are calculated using an annual retainer of $2,000, payable quarterly and a fee of $1,000 per board or committee meeting attended.

**The Fund consists of the Seix Aggregate Fixed Income Portfolio, the Seix Intermediate Fixed Income Portfolio, the Seix High Yield Portfolio and the Seix Limited Duration Portfolio. The Seix Limited Duration Portfolio had not commenced operations as of October 31, 2001.

By virtue of the responsibilities assumed by the Investment Adviser and the Distributor and their affiliates under their respective agreements with the Fund, the Fund itself requires no employees in addition to its officers.

As of November 1, 2001, Directors and officers of the Fund collectively owned less than 1% of the Fund's outstanding shares.


                   INVESTMENT ADVISER AND ADVISORY AGREEMENTS

         Seix Investment Advisors Inc., established in 1992, is a registered investment adviser that specializes in professional fixed income management for institutions, corporations, public funds, endowments, foundations and hospitals. Christina Seix may be deemed a "controlling person" of the Investment Adviser on the basis of her ownership of the Investment Adviser's stock.

         Pursuant to the terms of the advisory agreement between the Fund on behalf of the Portfolio and the Investment Adviser (the

"Advisory Agreement"), the Investment Adviser, subject to the control and supervision of the Fund's Board of Directors and in conformance with the stated investment objectives and policies of the Portfolio, shall manage the investment and reinvestment of the assets of the Portfolio. In this regard, it is the responsibility of the Investment Adviser to make investment decisions for the Portfolio and to place the Portfolio's purchase and sales orders for investment securities.

         The Advisory Agreement dated November 30, 2001 was approved on September 20, 2001 by the Board of Directors, including a majority of the Directors who are not "interested persons", as defined in the 1940 Act and by the initial sole shareholder of the Portfolio on November 30, 2001. The Advisory Agreement shall remain in effect for two years following its date of execution and thereafter will automatically continue for successive annual periods, so long as such continuance is specifically approved at least annually by (a) the Board of Directors or (b) the vote of a "majority", as defined in the 1940 Act, of the Portfolio's outstanding shares voting as a single class; PROVIDED, that in either event the continuance is also approved by at least a majority of the Board of Directors who are not "interested persons", as defined in the 1940 Act, of the Fund or the Investment Adviser by vote cast in person at a meeting called for the purpose of voting on such approval.

         The Advisory Agreement is terminable without penalty on not less than 60 days' notice by the Board of Directors or by a vote of the holders of a majority of the Portfolio's outstanding shares voting as a single class, or upon not less than 60 days' notice by the Investment Adviser. The Advisory Agreement will terminate automatically in the event of their "assignment" (as defined in the 1940 Act).

         The Investment Adviser pays all of its expenses arising from the performance of its obligations under the Advisory Agreement, including all executive salaries and expenses of the directors and officers of the Fund who are employees of the Investment Adviser or its affiliates, and office rent of the Fund. Subject to the expense reimbursement provisions described in the Prospectus under "Risk/Return Summary: Fee Table," other expenses incurred in the operation of the Fund are borne by the Portfolio, including, without limitation, brokerage commissions, interest, fees and expenses of independent attorneys, auditors, custodians, accounting agents, transfer agents, taxes, cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering and qualifying shares of the Fund under Federal and state laws and regulations, expenses of printing and distributing reports, notices and proxy materials to existing shareholders, expenses of printing and filing reports and other documents filed with governmental agencies, expenses of annual and special shareholders' meetings, fees and expenses of Directors of the Fund who are not employees of the Investment Adviser or its affiliates, membership dues in the Investment Company Institute, insurance premiums and extraordinary expenses such as litigation expenses.

         As compensation for its services, the Investment Adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of the Portfolio. The Investment Adviser may waive all or part of its fee from time to time in order to increase the net income available for distribution to shareholders of the Portfolio. The Fund will not be required to reimburse the Investment Adviser for any advisory fees waived. In addition, the Investment Adviser has voluntarily agreed to limit the total expenses of Class I Shares of the Portfolio and Class P Shares of the Portfolio (excluding taxes, interest, brokerage, and extraordinary expenses) to an annual rate of 0.20% and 0.45% respectively, of the Portfolio's average daily net assets for an indefinite time period, however, such waivers may be terminated at any time. As long as this temporary expense limitation continues, it may lower the Portfolio's expenses and increase its total return. In the event the Investment Adviser removes the expense cap, the Portfolio's expenses may increase and its total return may be reduced depending on the total assets of the Portfolio.

                                 CODE OF ETHICS

         Rule 17j-1 of the 1940 Act, as amended, addresses conflicts of interest that arise from personal trading activities of investment company personnel. The rule requires funds and their investment advisers to adopt a code of ethics and to report periodically to the board on issues raised under its code of ethics. To assure compliance with these restrictions, the Fund and the Adviser adopted and agreed to be governed by a joint code of ethics (the "Code of Ethics") containing provisions reasonably necessary to prevent fraudulent, deceptive or manipulative acts with regard to the personal securities transactions of their employees. The Code of Ethics permits personal investing transactions of the Fund's and the Adviser's employees which avoid conflicts of interest with the Fund.

          Information about these codes of ethics may be obtained by calling the Commission's Public Reference Room at 1-202-942-8090. Copies of the codes of ethics may also be obtained on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Alternatively, this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

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                                  ADMINISTRATOR

         The administration agreement dated November 1, 1999 (the "Administration Agreement") between the Fund on behalf of its portfolios and Investors Bank and Trust Company, (the "Administrator"), will remain in effect until November 3, 2002. After the expiration date, the Administration Agreement shall automatically be renewed annually thereafter, and may be terminated thereafter, by either party on 120 days prior written notice. Upon termination of the Administration Agreement, the Fund shall pay to the Administrator such compensation as may be due under the terms of the Agreement on the date of such termination. The Administrator provides for, or assists in managing and supervising all aspects of, the general day-to-day business activities and operations of the Fund other than investment advisory activities, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Fund is subject to an administration fee of seven (7) basis points, which will be applied to all assets for which Investors Bank and Trust Company acts as Administrator. The Fund pays the Administrator a minimum annual fee of $50,000 for the first year of the Administration Agreement (11/1/99-10/31/00). In the second year of the relationship, the minimum for the two Funds will increase to $62,500 and in the third year to $75,000. The Administrator is entitled to reimbursement from the Fund for its out-of-pocket expenses incurred under the Administration Agreement. Prior to November 1, 1999, the administrator of the Fund was Investors Capital Services, Inc. The Fund paid Investors Capital Services, Inc. a monthly fee at an annual rate of 0.15% of the Fund's average daily net assets.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of November 1, 2001, there were no shareholders deemed to be a "control person" in either the Class I or the Class P shares of the Portfolio as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act").

         As of November 1, 2001, there were no persons who held 5% or more of the outstanding shares of the Class I or the Class P shares of the Portfolio.


                           DISTRIBUTION OF FUND SHARES

         DISTRIBUTION AGREEMENT. The distribution agreement (the "Distribution Agreement") among the Fund on behalf of its portfolios, the Administrator and Quasar Distributors, LLC (the "Distributor") became effective October 1, 2001. The Distributor shall receive compensation in the amount of $25,000 per annum, to be paid no less frequently than monthly by the Administrator. In addition, the Distributor will be entitled to reimbursement of reasonable out-of-pocket expenses incurred (including but not limited to NASD filing fees incurred pursuant to the Distribution Agreement) within ten days of delivery of a valid invoice. Prior to Quasar Distributors, LLC, the distributor of the Fund was First Fund Distributors, Inc.

         The Distribution Agreement, dated October 1, 2001, will remain in effect for an initial two-year period. The Distribution Agreement will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Directors or by a vote of a majority of the shares of the Fund; and (ii) by a majority of the Directors who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any such person, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement was last approved by the Fund's Board of Directors on September 20, 2001.

         DISTRIBUTION PLAN. The Fund on behalf of the Class P Shares of the Portfolio has adopted a Distribution and Service Plan (the "Rule 12b-1 Plan") and related agreements pursuant to Rule 12b-1 under the 1940 Act, which provides that investment companies may pay distributionexpenses, directly or indirectly, pursuant to a distribution plan adopted by the investment company's board and approved by its shareholders. The Rule 12b-1 Plan dated September 20, 2001 was approved on September 20, 2001 by the Board of Directors, including a majority of the Directors who are not "interested persons", as defined in the 1940 Act and which have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or in any agreement related to the Rule 12b-1 Plan, cast in person at a meeting called for the purpose of voting on such Rule 12b-1 Plan. Under the Rule 12b-1 Plan, Class P shares of the Portfolio may make payments to brokers, financial institutions and other financial intermediaries ("payee(s)") for shareholder accounts ("qualified accounts") as to which a payee has rendered distribution and shareholder services assistance to the Class P shares. Substantially all such monies are paid to payees for their distribution assistance with any remaining amounts being used to partially defray other expenses incurred in distributing the Portfolio's shares. The Rule 12b-1 Plan permits the Portfolio to pay up to 0.35% of the average daily net assets of its Class P shares for distribution and shareholder services provided by institutions that have agreements with the Fund to provide such services on behalf of the Portfolio. Currently, the Board of Directors has limited payments to 0.25% of average daily net assets. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition to the amounts required by the Rule 12b-1 Plan, the Investment Adviser may, in its discretion, pay additional amounts from its own resources. The Directors have determined that there is a reasonable likelihood the Rule 12b-1 Plan will benefit the Class P Shares of the Portfolio and its shareholders.

         Under the Rule 12b-1 Plan, the Fund's Treasurer reports quarterly to the Board of Directors regarding the amounts and purposes of assistance payments. During the continuance of the Rule 12b-1 Plan, the selection and nomination of the disinterested Directors are at the discretion of the disinterested Directors currently in office.

         The holders of the Class P shares shall have the exclusive voting rights with respect to provisions of a distribution plan, if any, adopted by the Corporation pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to the Class P shares and no voting rights with respect to the provisions of any Rule 12b-1 Plan applicable to the Class I shares; and the holders of the Class I shares shall have exclusive voting rights with respect to the provisions of any Rule 12b-1 Plan applicable to the Class I shares and no voting rights with respect to the provisions of any Rule 12b-1 Plan applicable to the Class P shares.

                    SUPPLEMENTAL DESCRIPTIONS OF INVESTMENTS


MORTGAGE-BACKED SECURITIES AND ASSET-BACKED DEBT SECURITIES

         In the case of mortgage-backed securities representing ownership interests in the Underlying Assets, the principal and interest payments on the underlying mortgage loans are distributed monthly to the holders of the mortgage-backed securities. In the case of mortgage-backed securities representing debt obligations secured by the Underlying Assets, the principal and interest payments on the underlying mortgage loans, and any reinvestment income thereon, provide the funds to pay debt service on such mortgage-backed securities.

         Certain mortgage-backed securities represent an undivided fractional interest in the entirety of the Underlying Assets (or in a substantial portion of the Underlying Assets, with additional interests junior to that of the mortgage-backed security), and thus have payment terms that closely resemble the payment terms of the Underlying Assets.

         In addition, many mortgage-backed securities are issued in multiple classes. Each class of such multi-class mortgage-backed securities often referred to as a "tranche", is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayment on the Underlying Assets may cause the MBSs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all or most classes of the MBSs on a periodic basis, typically monthly or quarterly. The principal of and interest on the Underlying Assets may be allocated among the several classes of a series of a MBS in many different ways. In a relatively common structure, payments of principal (including any principal prepayments) on the Underlying Assets are applied to the classes of a series of a MBS in the order of their respective stated maturities so that no payment of principal will be made on any class of MBSs until all other classes having an earlier stated maturity have been paid in full.

REPURCHASE AGREEMENTS

         Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the Portfolio to earn a return on available cash at minimal market risk, although the Portfolio may be subject to various delays and risks of loss if the vendor becomes subject to a proceeding under the U.S. Bankruptcy Code or is otherwise unable to meet its obligation to repurchase.

         In addition, repurchase agreements may also involve the securities of certain foreign governments in which there is an active repurchase market. The Investment Adviser expects that such repurchase agreements will primarily involve government securities of countries belonging to the Organization for Economic Cooperation and Development ("OECD"). Transactions in foreign repurchase agreements may involve additional risks.

ZERO COUPON DEBT SECURITIES

         Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal (the "coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and "Certificate of Accrual on Treasuries" ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that for Federal tax and securities law purposes, in their opinion, purchasers of such certificates, such as the Fund, most likely will be deemed the beneficial holders of the underlying U.S. Treasury securities.

         Recently, the Treasury has facilitated transfer of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS"). Under the STRIPS program, the Portfolio can be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of holding certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.


                SUPPLEMENTAL DISCUSSION OF RISKS ASSOCIATED WITH
            THE FUND'S INVESTMENT POLICIES AND INVESTMENT TECHNIQUES

         The risks associated with the different types of securities in which the Fund may invest are described in the Prospectus. Additional information concerning risks associated with certain of the Portfolio's investments is set forth below. There can be no assurance that the Portfolio will achieve its investment objective.

         REPURCHASE AGREEMENTS. The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Portfolio may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Portfolio and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that the Portfolio may not be able to substantiate its interest in the underlying securities. While the Fund's management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

         MORTGAGE AND OTHER ASSET-BACKED SECURITIES. Prepayments on securitized assets such as mortgages, automobile loans and credit card receivables ("Securitized Assets") generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. In addition to prepayment risk, borrowers on the underlying Securitized Assets may default in their payments creating delays or loss of principal.

         Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of a security interest in assets underlying the related mortgage collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         Some forms of asset-backed securities are relatively new forms of investments. Although the Portfolio will only invest in asset-backed securities that the Investment Adviser believes are liquid, because the market experience in certain of these securities is limited, the market's ability to sustain liquidity through all phases of a market cycle may not have been tested.

         ILLIQUID AND RESTRICTED SECURITIES. Under the 1940 Act, the Portfolio may invest up to 15% of the value of its net assets in illiquid assets. Illiquid assets are investments that are difficult to sell at the price at which such assets are valued by the Fund within seven days of the date a decision to sell them is made. Securities treated as illiquid assets include: over-the-counter options; repurchase agreements, time deposits, and dollar roll transactions maturing in more than seven days; loan participations; securities without readily available market quotations, including interests in private commingled investment vehicles in which the Portfolio might invest; and certain restricted securities. Restricted securities, including private placements, are generally subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as "qualified institutional buyers."

         The Investment Adviser may determine certain restricted securities (including but not limited to Rule 144A and Section 4(2) commercial paper) to be liquid under guidelines established by the Fund's Board of Directors. Due to the absence of an organized market for such securities, interim valuations of the market value of illiquid securities used in calculating Portfolio net asset values for purchases and redemptions can diverge substantially from their true value, notwithstanding the application of appraisal methods deemed appropriate and prudent by the Fund's Board of Directors and the Fund's independent accountants. Due to possible restrictions on the transferability of illiquid securities, forced liquidation of such securities to meet redemption requests could produce large losses. Although, the 1940 Act permits the Portfolio to invest up to 15% of its net assets in these securities; the Investment Adviser does not anticipate investing over 5% of the Portfolio's assets in these securities.

                             INVESTMENT RESTRICTIONS

         The Fund has adopted the investment restrictions listed below relating to the investment of the Portfolio's assets and its activities.

         These are fundamental policies that may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Portfolio (which for this purpose and under the 1940 Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).

As a fundamental investment policy the Portfolio may not:

(1)  borrow money, including entering into reverse repurchase agreements;
(2)  make loans except that it may enter into repurchase agreements;
(3)  issue senior securities;
(4)  purchase securities on margin;
(5)  underwrite securities of other issuers;
(6)  invest in companies for the purpose of exercising control or management;
(7) purchase or sell real estate (other than marketable securities representing interests in, or backed by, real estate);
(8)  purchase or sell physical commodities or related commodity contracts;

(9) invest more than 25% of the total assets of the Fund in the securities of issuers having their principal activities in any particular industry, except for tax-exempt obligations issued or guaranteed by the U.S. government, its agencies, GSE's, instrumentalities or by any state, territory or any possession of the United States or any of their authorities, agencies, instrumentalities or political subdivisions, or with respect to repurchase agreements collateralized by any of such obligations. For purposes of this restriction, supranational issuers will be considered to comprise an industry as will each foreign government that issues securities purchased by the Fund. In the case of Asset Backed Securities, the industry will be defined by the underlying assets in each trust. (For example, credit card receivables and auto loans would each be considered separate industries); and
(10) invest the cash securing a forward commitment in mortgage backed securities in investments that have a duration exceeding 180 days

         The Portfolio's investment policies, including its investment objective, are not fundamental and may be changed by the Board of Directors without the approval of shareholders.

         Whenever an investment policy or limitation states a maximum percentage of the Portfolio's assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, such standard or percentage limitation shall be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease in a percentage resulting from a change in values, net assets or other circumstances will not be considered when determining whether that investment complies with the Portfolio's investment policies and limitations.

                               PORTFOLIO TURNOVER

         The Investment Adviser may engage in short-term and frequent trading of portfolio securities without regard to the effect on portfolio turnover. High portfolio turnover rates will generally involve greater transactions costs. Further, high turnover rates generate higher short-term capital gains. For a more detailed description of short-term capital gain treatment, please refer to the section entitled "Tax Considerations."

                             PORTFOLIO TRANSACTIONS

         The debt securities in which the Portfolio invests are traded primarily in the over-the-counter market by dealers who are usually acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

         The cost of executing transactions will consist primarily of dealer spreads. The spread is not included in the expenses of the Portfolio and therefore is not subject to the expense cap described above under "Investment Adviser and Advisory Agreement"; nevertheless, the incurrence of this spread, ignoring the other intended positive effects of each such transaction, will decrease the total return of the Portfolio. However, the Investment Adviser will buy one asset and sell another only if the Investment Adviser believes it is advantageous to do so after considering the effect of the additional custodial charges and the spread on the Portfolio's total return.

           All purchases and sales will be executed with major dealers and banks on a best net price basis. No trades will be executed with the Investment Adviser, their affiliates, officers or employees acting as principal or agent for others, although such entities and persons may be trading contemporaneously in the same or similar securities.

                               TAX CONSIDERATIONS

         The following summary of tax consequences, which does not purport to be complete, is based on U.S. federal tax laws and regulations in effect on the date of this Statement of Additional Information, which are subject to change by legislative or administrative action.

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Portfolio intends to qualify to be treated as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "CODE"). In order for the Portfolio to qualify as a RIC it must, among other things:

a. derive at least 90% of its gross income each taxable year, from dividends, interest, payments (with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies) or other income (including gains from options, futures or forward contracts) derived from its business of investing in securities or foreign currencies (the "QUALIFYING INCOME REQUIREMENT");

b. diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year:
     i) at least 50% of the Portfolio's asset market value is represented by cash and cash items (including receivables), U.S. Government Securities, securities of other RICs and other securities, with such other securities of any one issuer limited to an amount not greater than 5% of the value of the Portfolio's total assets and not greater than 10% of the outstanding voting securities of such issuer and
     ii) not more than 25% of the value of the Portfolio's total assets is invested in the securities of any one issuer (other than U.S. Government Securities or the securities of other RICs); and
c. distribute at least 90% of its investment company taxable income (which includes, among other items, interest and net short-term capital gains in excess of net long-term capital losses).


If the Portfolio does not qualify as a RIC for any taxable year, all of its taxable income will be taxed to the Portfolio at corporate rates. For each taxable year the Portfolio qualifies as a RIC, it will not be subject to federal income tax on that part of its investment company taxable income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. In addition, to avoid a nondeductible 4% federal excise tax, the Portfolio must distribute during each calendar year an amount at least equal to the sum of :
a. 98% of its ordinary income (not taking into account any capital gains or losses), determined on a calendar year basis;
b. 98% of its capital gains in excess of capital losses, determined in general on an October 31 year-end basis; and any undistributed amounts from previous years.

The Portfolio intends to distribute all of its net income and gains each year. The Portfolio will monitor its compliance with all of the rules set forth in the preceding paragraph.

DISTRIBUTIONS
The dividends and distributions of investment income and capital gains with respect to the Class I shares and the Class P shares, respectively, shall be in such amount as may be declared from time to time by the Board of Directors, and such dividends and distributions may vary as between the Class I shares and the Class P shares to reflect differing allocations of the expenses of the Corporation between the holders of the Class I shares and the holders of the Class P shares to such extent and for such purposes as the Board of Directors may deem appropriate. Generally, shareholders will be treated as if the Portfolio had distributed income and gains to them and they reinvested such amounts in Portfolio shares, even though no cash distributions have been made to shareholders. The distribution of ordinary income and net realized short-term Portfolio capital gains will be taxable to shareholders as ordinary income. The Portfolio's distribution of any net long-term capital gains designated as capital gain dividends by the Portfolio will be taxable to the shareholders as long-term capital gain. This is the case regardless of how long they have held their shares. None of the amounts treated as distributed to the Portfolio's shareholders will be eligible for the corporate dividends received deduction. A distribution will be treated as paid on December 31 of the current calendar year, if the Portfolio:
a.   declares it during October, November or December, and
b.   the distribution has a record date in such a month, and
c. it is paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than in the calendar year in which the distributions are received. The Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them in a calendar year in January of the following calendar year.

SALE OF SHARES
Upon the sale or other disposition of Portfolio shares, or upon receipt of a distribution in complete liquidation of the Portfolio, a shareholder usually will realize a capital gain or loss. This loss may be long-term or short-term, generally depending upon the shareholder's holding period for the shares. For tax purposes, a loss will be disallowed on the sale or exchange of shares if the disposed of shares are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days. The 61 day time window begins 30 days before and ends 30 days after the date of the sale or exchange of such shares. Should a disposition fall within this 61 day window, the basis of the acquired shares will be adjusted to reflect the disallowed loss. Any loss realized by the shareholder on its disposition of Portfolio shares held by the shareholder for six months or less, will be treated as a long term capital loss, to the extent of any distributions of net capital gains deemed received by the shareholder, with respect to such shares.

ZERO COUPON SECURITIES
The Portfolio's investment in zero coupon securities will result in Portfolio income, equal to a portion of the excess of the amortized face value of the securities over their issue price (the "ORIGINAL ISSUE DISCOUNT"), prior amortized value or purchased cost for each year that the securities are held. This is so, even though the Portfolio receives no cash interest payments during the holding period. This income is included when determining the amount of income the Portfolio must distribute to maintain its status as a RIC and to avoid the payment of Federal income tax and the 4% excise tax.

BACKUP WITHHOLDING

The Portfolio may be required to withhold U.S. Federal income tax at the rate of 30.5% of all amounts deemed to be distributed as a result of the automatic reinvestment by the Portfolio of its income and gains in additional shares of the Portfolio. The 30.5% rate applies to shareholders receiving redemption payments who:
a. fail to provide the Portfolio with their correct taxpayer identification number,
b.   fail to make required certifications, or
c. have been notified by the Internal Revenue Service that they are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld will be credited against a shareholder's U.S. Federal income tax liability. Corporate shareholders and certain other shareholders are exempt from such backup withholding.

FOREIGN SHAREHOLDERS

A foreign shareholder, qualifying as a non-resident alien, a foreign trust or estate, foreign corporation, or foreign partnership ("FOREIGN SHAREHOLDER") may have to pay U.S. tax depending on whether the Portfolio income is "effectively connected" with a U.S. trade or business carried on by the shareholders.

If a foreign shareholder's Portfolio income is not "effectively connected" with a U.S. trade or business, the distributions of investment company taxable income, including net short-term capital gains, will be subject to a U.S. tax of 30% (or lower treaty rate).

If a foreign shareholder's Portfolio income is effectively connected with a U.S. trade or business, then:
a.   distributions of investment company taxable income,
b.   capital gain dividends, and
c. any gain realized upon the redemption, sale or exchange of shares of the Portfolio will be subject to U.S. Federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations. Such shareholders may also be subject to the branch profits tax at a 30% rate.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are advised to consult their own tax advisers regarding investment tax consequences in the Portfolio.

OTHER TAXES
The Portfolio may be subject to state, local or foreign taxes in any jurisdiction where the Portfolio is deemed to be doing business. In addition, Portfolio shareholders may be subject to state, local or foreign taxes on Portfolio distributions. In many states, Portfolio distributions derived from interest on certain U.S. Government obligations may be exempt from taxation. Shareholders should consult their own tax advisers concerning these matters.


                             SHAREHOLDER INFORMATION

         Certificates representing shares of the Portfolio will not be issued to shareholders. Investors Bank & Trust Company, the Fund's transfer agent (the "Transfer Agent"), will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery. Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly statements of account are sent which include shares purchased as a result of a reinvestment of the Portfolio's distributions.

         The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.). Neither the Fund, the Administrator, nor the Transfer Agent will be responsible for the validity of written or telephonic requests.

DETERMINATION OF NET ASSET VALUE

         The net asset value per share of the Portfolio is calculated by the Fund's Accounting Agent as of the close of regular trading (normally 4:00 p.m. Eastern time) on each Business Day. The net asset value per share of each class of the Portfolio is computed by dividing the sum of the value of the securities held by the Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including any accrued expenses that are specific to that class) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the investment advisory fees payable to the Investment Adviser, are accrued daily.

         The net asset value of Class I shares and the net asset value of Class P shares shall be separately computed, and may vary from one another, in order to reflect any differences in the undistributed investment income or capital gains allocated to each such class, or in the capital account of each such class, resulting from differing allocations of the expenses of the Corporation between the holders of the Class I shares and the holders of the Class P shares.

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                                SERVICE PROVIDERS

CUSTODIAN AND ACCOUNTING AGENT
Investors Bank & Trust Company, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts 02116, is Custodian and Accounting Agent for the Fund.

TRANSFER AND DIVIDEND DISBURSING AGENT
Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116, is Transfer Agent and Dividend Disbursing Agent for the Fund.

LEGAL COUNSEL
Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, is legal counsel for the Fund.

INDEPENDENT AUDITORS
Deloitte & Touche LL,200 Berkeley Street, Boston, MA 02116, is the independent auditor for the Fund's 2001 fiscal year end.

            ORGANIZATION OF THE FUND AND DESCRIPTION OF CAPITAL STOCK

         The Fund was incorporated on August 4, 1997 as a Maryland corporation and is authorized to issue 2,500,000,000 shares of Common Stock, $0.001 par value. The Fund consists of four portfolios: the Seix Aggregate Fixed Income Portfolio, the Seix Intermediate Fixed Income Portfolio, the Seix High Yield Portfolio and the Seix Limited Duration Portfolio. For the Aggregate Fixed Income Portfolio, the Intermediate Fixed Income Portfolio, the High Yield Portfolio and the Limited Duration Portfolio 350,000,000 shares are authorized as Class I shares and 150,000,000 shares are authorized as Class P shares. On June 10, 1999, the Board of Directors changed the name of the SAMCO Fixed Income Portfolio to the SAMCO Aggregate Fixed Income Portfolio and the name of the Fund from "SAMCO Fund, Inc." to "SAMCO Funds, Inc." On August 22, 2001, the Board of Directors changed the names of the SAMCO Aggregate Fixed Income Portfolio, the SAMCO Intermediate Fixed Income Portfolio and the SAMCO High Yield Portfolio to the Seix Aggregate Fixed Income Portfolio, the Seix Intermediate Fixed Income Portfolio and the Seix High Yield Portfolio, respectively; and the names of the Class A shares and the Class B shares of the Fund to the Class I shares and the Class P shares, respectively.

         The Fund's shares have no preemptive, conversion, exchange or redemption rights. Each share of the Fund has equal voting, dividend, distribution and liquidation rights. All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at their net asset value at the option of the shareholder. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares can elect 100% of the Directors then nominated for election if they choose to do so and, in such event, the holders of the remaining less than 50% of the shares voting for the election of Directors will not be able to elect any person or persons to the Board of Directors. The foregoing description is subject to the provisions contained in the Fund's Articles of Incorporation and By-laws.

         The Board of Directors is authorized to reclassify and issue any unissued shares of the Fund without shareholder approval. Accordingly, in the future, the Directors may create additional series of portfolios with different investment objectives, policies and restrictions. Any issuance of shares of another series would be governed by the 1940 Act and Maryland law.

         The Portfolio currently offers two classes of shares, which may have different operating and other expenses. For more information about other classes of the Portfolio's shares, investors should contact the Administrator at the phone number set forth on the front cover of this Statement of Additional Information.


                         CALCULATION OF PERFORMANCE DATA

         The Portfolio may, from time to time, include the yield and total return in reports to shareholders or prospective investors. Quotations of yield for the Portfolio will be based on all investment income per share during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum, offering price per share on the last day of the period, according to the following formula which is prescribed by the
Commission:

                                                6
                          YIELD = 2[( a - b + 1)  - 1]
                                      -----
                                      cd

Where   a =   dividends and interest earned during the period,

        b =   expenses accrued for the period (net of reimbursements),

        c = the average daily number of Shares of the Fund outstanding during the period that were entitled to receive dividends, and

        d = the maximum offering price per share on the last day of the period.

         Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over periods of 1, 5 and 10 years (up to the life of the Portfolio), calculated pursuant to the following formula which is prescribed by the SEC:

                                         n
                                 P(1 + T)  = ERV

Where   P =      a hypothetical initial payment of $1,000,
        T =      the average annual total return,
        n =      the number of years, and
        ERV =    the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

                  All total return figures assume that all dividends are reinvested when paid.

                              FINANCIAL STATEMENTS

        The Portfolio had not commenced operations as of October 31, 2001, therefore no financial statements are available.

                           QUALITY RATING DESCRIPTIONS

DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions of short-term debt ratings have been published by Standard & Poor's Ratings Service ("Standard & Poor's") and Moody's Investors Service ("Moody's"), respectively. These obligations have an original maturity not exceeding thirteen months, unless explicitly noted.

A -- Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Commercial paper issues rated A-1 by Standard & Poor's reflect a very strong degree of safety of timely payment. Commercial paper issues rated A-2 reflect a strong degree of safety of timely payment but not as strong as for issues designated A-1.

Commercial paper issues rated Prime-1 by Moody's are judged by Moody's to be of the "highest" quality on the basis of relative repayment capacity with a superior ability for repayment of senior short-term debt obligations. Commercial paper issues rated Prime-2 are judged by Moody's to be of the "second highest" quality with a strong ability for repayment of senior short-term debt obligations.

STANDARD & POORS CORPORATION

         AAA. Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

         AA. Bonds rated AA also qualify as high-quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

         A. Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB. Bonds rated BBB are regarded as having adequate capacity to pay interest or principal. Although these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal.

         The ratings AA to D may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Municipal notes issued since July 29, 1984 are designated "SP-1", "SP-2", and "SP-3". The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added to those issues determined to possess overwhelming safety characteristics.

         A-1. Standard & Poor's Commercial Paper ratings are current assessments of the likelihood of timely payments of debts having original maturity of no more than 365 days. The A-1 designation indicates the degree of safety regarding timely payment is very strong.

         A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

MOODY'S INVESTORS SERVICE, INC.

         Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in

Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

         A. Bonds which are rated A possess many favorable investment attributes and may be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa. Baa rated bonds are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

         Moody's ratings for state and municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in long-term borrowing risk are of lesser importance in the short run.

         MIG-1. Notes bearing this designation are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

         MIG-2. Notes bearing this designation are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the previous grade. Market access for refinancing, in particular, is likely to be less well established.

         P-1. Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. The designation "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

         P-2. Issuers have a strong capacity for repayment of short-term promissory obligations.